Accounts and other receivables and publisher advances (Details Narrative) - USD ($)		12 Months Ended
	Feb. 02, 2021	Aug. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 08, 2021	Feb. 07, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Advance amount receivable		$ 4,534,218
Publisher advance amount		6,000,000
Repayments on advance deducted from payables to customer	$ 1,465,782
Publisher advance, current		$ 3,197,102
Frankly Media LLC [member]
IfrsStatementLineItems [Line Items]
Advance amount receivable			$ 1,000,000	$ 1,000,000	$ 4,000,000	$ 6,000,000